U.S. GOVERNMENT FIXED INCOME

                               [GRAPHIC OMITTED]

Alliance Short-Term
U.S. Government
Fund

Semi-Annual Report
February 29, 2000 (unaudited)

                             AllianceCapital[LOGO](R)
                             The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                           o Are Not FDIC Insured
                           o May Lose Value
                           o Are Not Bank Guaranteed
                           ---------------------------

                                                          LETTER TO SHAREHOLDERS

LETTER TO SHAREHOLDERS
April 13, 2000

Dear Shareholder:

This report provides the performance for the Alliance Short-Term U.S. Government Fund (the "Fund").

Investment Performance

The following table provides performance for your Fund as well as its benchmark indexes, as represented by the Lehman Brothers 1-3 Year Government Bond Index (broad-based index) and the Lehman Brothers 3-Month Treasury Bellwether Index (narrow-based index), for the six- and twelve-month periods ended February 29, 2000.

--------------------------------------------------------------------------------

INVESTMENT RESULTS*

Periods Ended February 29, 2000

                                                        -----------------------
                                                            Total Returns
                                                        -----------------------
                                                        6 months      12 months
--------------------------------------------------------------------------------
Alliance Short-Term
U.S. Government
Fund
--------------------------------------------------------------------------------
     Class A                                               2.30%        3.66%
--------------------------------------------------------------------------------
     Class B                                               1.97%        2.80%
--------------------------------------------------------------------------------
     Class C                                               1.98%        2.81%
--------------------------------------------------------------------------------
Lehman Brothers
1-3 Year
Government
Bond Index                                                 1.87%        3.72%
--------------------------------------------------------------------------------
Lehman Brothers
3-Month Treasury
Bellwether
Index                                                      2.62%        5.10%
--------------------------------------------------------------------------------

* The Fund's investment results represent total returns and are based on the net asset value as of February 29, 2000. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period. Past performance is no guarantee of future results.

      The Lehman Brothers 1-3 Year Government Bond Index is composed of U.S. government agency and Treasury securities with maturities of one to three years. The Lehman Brothers 3-Month Treasury Bellwether Index measures performance of 3-month Treasury bills. U.S. Treasury securities are guaranteed as to principal and interest if held to maturity whereas the value of the Fund's shares will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. An investor cannot invest directly in the indices.

      Additional investment results appear on pages 3-7.

--------------------------------------------------------------------------------

During the six-month period ended February 29, 2000, your Fund outperformed the Lehman Brothers 1-3 Year Government Bond Index as shorter duration securities outperformed during the period due to rising interest rates. Our decision to shorten the duration of the Fund and stronger performance from our use of mortgage-backed and asset-backed securities (non-benchmark securities) allowed us to outperform the longer duration benchmark. However, the Fund underperformed the shorter duration Lehman Brothers 3-Month Treasury Bellwether Index during the six-month period. Short term Treasuries outperformed spread sectors due to the prospect of further interest rate increases by the U.S. Federal Reserve. During the twelve-month period, your Fund underper-


--------------------------------------------------------------------------------
                                    ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND o 1

                                                          LETTER TO SHAREHOLDERS

[PHOTO OMITTED]      [PHOTO OMITTED]

John D. Carifa       Jeffrey S. Phlegar

Portfolio Manager, Jeffrey S. Phlegar, is a vice president with over 14 years of investment experience.

formed both benchmarks as a result of the Fund's exposure to non-Treasury securities. The weak performance in non-Treasury securities early in the period reflected a marked increase in the risk premium that investors demanded to own assets other than U.S. Treasuries. The combination of higher interest rates, large new supply and Y2K concerns created an environment where spread products widened as investors sat on the sidelines anticipating market stability.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Jeffrey S. Phlegar

Jeffrey S. Phlegar
Vice President


--------------------------------------------------------------------------------
2 o ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND

                                                              PERFORMANCE UPDATE

PERFORMANCE UPDATE

ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
GROWTH OF A $10,000 INVESTMENT
5/31/92* TO 2/29/00

                              [LINE CHART OMITTED]

This chart illustrates the total value of an assumed $10,000 investment in Alliance Short-Term U.S. Government Fund Class A shares (from 5/31/92 to 2/29/00) as compared to the performance of an appropriate broad-based index and a narrow-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Lehman Brothers 3-Month Treasury Bellwether Index measures performance of 3-month U.S. treasury bills. U.S. Treasury securities are guaranteed as to principal and interest if held to maturity, whereas the value of the Fund's shares will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The unmanaged Lehman Brothers 1-3 Year Government Bond Index is composed of U.S. government agency and Treasury securities with maturities of one to three years.

When comparing Alliance Short-Term U.S. Government Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices.

*     Closest month-end after Fund's Class A share inception date of 5/4/92.


--------------------------------------------------------------------------------
                                    ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND o 3

PERFORMANCE UPDATE

PERFORMANCE UPDATE

ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 2/29

                              [BAR CHART OMITTED]

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on net asset value. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during the period. The Lehman Brothers 3-Month Treasury Bellwether Index measures performance of 3-month Treasury bills. U.S. Treasury securities are guaranteed as to principal and interest if held to maturity whereas the value of the Fund's shares will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The index is unmanaged and reflects no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including the Alliance Short-Term U.S. Government Fund.

* Fund returns for the period ended 2/28/93 are from the Fund's inception date of 5/4/92 through 2/28/93. Benchmark returns for the period ended 2/28/93 are from 4/30/92 through 2/28/93.


--------------------------------------------------------------------------------
4 o ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND

                                                               PORTFOLIO SUMMARY

PORTFOLIO SUMMARY
February 29, 2000 (unaudited)

INCEPTION DATE          PORTFOLIO STATISTICS
5/4/92                  Assets ($mil): $33.1

  [The following table was depicted as a pie chart in the printed materials.]

SECURITY TYPE BREAKDOWN

o 36.75% CMO/ABS
o 20.55% FHLMC/CMO
o 17.19% FNMA
o 14.28% FHLMC
o 6.83% FNMA/CMO
o 2.87% GNMA
o 1.25% USGOVT
o 0.28% REPO

All data as of February 29, 2000. Security type breakdown may vary over time. This breakdown is expressed as a percentage of total investments.


--------------------------------------------------------------------------------
                                    ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND o 5

                                                 INVESTMENT OBJECTIVE & POLICIES
                                                          and INVESTMENT RESULTS

INVESTMENT OBJECTIVE & POLICIES

Alliance Short-Term U.S. Government Fund seeks high current income consistent with the preservation of capital and invests primarily in a diversified portfolio of U.S. government securities.

INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF FEBRUARY 29, 2000

Class A Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
              1 Year             3.66%                    -0.78%
             5 Years             4.56%                     3.65%
     Since Inception*            4.32%                     3.74%
          SEC Yield**            5.34%

Class B Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
              1 Year             2.80%                    -0.14%
             5 Years             3.81%                     3.81%
     Since Inception*(a)         3.73%                     3.73%
           SEC Yield**           4.98%

Class C Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
              1 Year             2.81%                     1.83%
             5 Years             3.79%                     3.79%
     Since Inception*            2.89%                     2.89%
           SEC Yield**           4.96%


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception: 5/4/92 Class A and Class B; 8/2/93 Class C.

** SEC yields are based on SEC guidelines and are calculated on 30 days ended February 29, 2000.

(a)   Assumes conversion of Class B shares into Class A shares after six years.


--------------------------------------------------------------------------------
6 o ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND

                                                              INVESTMENT RESULTS

SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END
(MARCH 31, 2000)

                            Class A           Class B         Class C
--------------------------------------------------------------------------------
                1 Year      -0.99%            -0.36%           1.61%
               5 Years       3.60%             3.78%           3.76%
       Since Inception*      3.73%             3.72%(a)        2.89%

The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception: 5/4/92 Class A and Class B; 8/2/93 Class C.

(a)   Assumes conversion of Class B shares into Class A shares after six years.


--------------------------------------------------------------------------------
                                    ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND o 7

                                                        PORTFOLIO OF INVESTMENTS
PORTFOLIO OF INVESTMENTS
February 29, 2000 (unaudited)

                                                      Principal
                                                         Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------

Mortgage Related Securities-90.3%

Collateralized Mortgage Obligations-48.8%
Fixed Rate-30.6%
Federal Home Loan Mortgage Corp. .............
   Series 1997-80 Cl. DA 6.50%, 3/18/24 ......      $     1,199      $ 1,164,706
   Series 2047 Cl. WA 6.80%, 8/15/26 .........              722          693,004
   Series 2012 Cl. A 6.90%, 4/15/26 ..........            1,143        1,105,836
   Series 1445 Cl. J 7.00%, 9/15/06-3/15/25  .            3,286        3,253,118
   Series 2072 Cl. CA 7.50%, 10/15/27 ........              350          340,846
   Series 2194 Cl. CQ 8.00%, 12/15/27 ........              970          960,427
   12.00%, 10/01/09-6/01/10 ..................              526          567,169
Federal National Mortgage Association
   Series 1996-68 Cl. B 6.50%, 5/18/17 .......              186          185,093
   Series 1997-24 Cl. C 7.00%, 9/18/22-5/18/25            1,011          992,967
Fireman's Fund Mortgage Corp. ................
   Series 1988-2 Cl. Z 9.40%, 7/01/18 ........              818          854,969
ICI Funding Corp. ............................
   Series 1997-2 Cl. 1A9 9.50%, 7/25/28 ......               20           20,390
                                                                     -----------
                                                                      10,138,525
                                                                     -----------
Adjustable Rate-18.2%
Commercial Loan Funding Trust
   Series I Cl. A 6.30%, 8/15/05(a)(b) ........              72           71,555
Credit Suisse First Boston Mortgage
   Series 1998-FL2AC Cl. C 7.03%, 8/15/01(a) ..           1,200        1,198,128
Federal Home Loan Mortgage Corp. ..............
   Series 1928 Cl. F 6.44%, 12/15/24(a) .......             123          122,904
Federal National Mortgage Association
   Series 1993-639 Cl. F 6.22%, 8/25/16(a) ....             203          203,151
   Series 1992-204 Cl. FA 6.63%, 10/25/22(a) ..             307          310,126
Federal National Mortgage Association Remic
   Series 1993-95 Cl. FA 6.63%, 6/25/08(a) ....           1,028        1,035,691
Imperial CMB Trust
   Series 1997-2 Cl. M1 6.38%, 12/25/27(a) ....             119          118,161
Mall Asset Realty Trust
   Series 1999-1A Cl. A 6.26%, 12/13/01(a)(b) .             900          900,279
Merrill Lynch Mortgage Investors, Inc. ........
   Series 1998-ASP1 Cl. B 6.70%, 10/01/03(a)(b)             900          901,971
Salomon Brothers Mortgage Securities VII, Inc.
   Series 1996-AFF1 Cl. A1 6.34%, 1/25/26(a) ..             217          217,123
   Series 1999-NCY Cl. A 6.28%, 9/25/29(a) ....             943          943,029
                                                                     -----------
                                                                       6,022,118
                                                                     -----------
Total Collateralized Mortgage Obligations
   (cost $16,437,224) .........................                       16,160,643
                                                                     -----------


--------------------------------------------------------------------------------
8 o ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND

                                                        PORTFOLIO OF INVESTMENTS

                                                      Principal
                                                         Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------

Federal National Mortgage Association-20.8%
   7.13%, 7/01/25(a) ........................      $       570      $   582,676
   7.15%, 5/01/27(a) ........................               41           41,379
   7.19%, 6/01/26(a) ........................              168          171,284
   7.31%, 11/01/26(a) .......................              202          206,952
   7.32%, 9/01/27(a) ........................              151          154,005
   7.50%, 3/25/15 ...........................            1,780        1,786,265
   8.00%, 3/25/30 ...........................            2,900        2,904,524
   10.00%, 10/01/14 .........................              968        1,018,610
                                                                    -----------

Total Federal National Mortgage Association
   (cost $6,850,755) ........................                         6,865,695
                                                                    -----------

Federal Home Loan Mortgage Corp.-17.2%
   6.76%, 1/01/28(a)(c) .....................            1,143        1,136,629
   7.06%, 2/01/26(a) ........................              384          392,737
   7.10%, 9/01/26(a)(c) .....................              899          917,267
   7.14%, 5/01/24(a)(c) .....................            1,486        1,515,689
   7.97%, 4/01/27(a) ........................            1,600        1,636,000
   12.00%, 2/01/14 ..........................               94          103,361
                                                                    -----------

Total Federal Home Loan Mortgage Corp. ......
   (cost $5,735,422) ........................                         5,701,683
                                                                    -----------

Government National Mortgage Association-3.5%
   6.13%, 11/20/26-12/20/26
   (cost $1,154,569) ........................            1,139        1,147,408
                                                                    -----------

Total Mortgage-Related Securities
   (cost $30,177,970) .......................                        29,875,429
                                                                    -----------

Asset Backed Securities-28.6%
Aames Mortgage Trust
   Series 1999-1 Cl. AV 6.28%, 7/15/29(a) ...              895          894,375
Access Financial Mortgage Loan Trust
   Series 1997-3 Cl. A7 6.08%, 10/18/27(a) ..              137          136,026
Advanta Credit Card Master Trust
   Series 1996-C Cl. A 6.24%, 11/15/03(a) ...              350          350,000
Advanta Mortgage Loan Trust
   Series 1998-1 Cl. A7 6.09%, 3/25/28(a) ...              349          348,283
Amresco Residential Securities Mortgage
   Loan Trust
   Series 1998-3 Cl. A7 6.12%, 7/25/28(a) ...              393          391,821
Bear Stearns Mortgage Securities, Inc. ......
   Series 1999-1 Cl. AV1 6.24%, 4/25/29(a) ..              999          998,752
Contimortgage Home Equity Loan Trust
   Series 1998-2 Cl. A3 6.13%, 3/15/13 ......              935          930,787


--------------------------------------------------------------------------------
                                    ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND o 9

PORTFOLIO OF INVESTMENTS

                                                    Principal
                                                       Amount
                                                        (000)     U.S. $ Value
------------------------------------------------------------------------------

Countrywide Home Equity Loan Trust
   Series 1998-Cl. CTFS 6.07%, 10/15/24(a) .....   $        282   $    280,515
IMC Home Equity Loan Trust
   Series 1998-3 Cl. A3 6.16%, 5/20/14 .........            436        432,747
ITT Federal Bank, FSB
   Series 1994-P1 Cl. A1 7.02%, 6/25/24(a)(b) ..             93         93,190
Ocwen Mortgage Loan Certificates
   Series 1998-OFS3 Cl. A 6.25%, 10/25/29(a) ...            671        670,803
Onyx Acceptance Owner Trust
   Series 1999-C Cl. A1 5.65%, 9/15/00 .........             27         26,812
Peco Energy Transition Trust
   Series 1999-A Cl. A5 6.09%, 3/01/09(a) ......            800        797,000
Residential Accredit Loan, Inc. ................
   Series 1997-QS10 Cl. A1 7.25%, 10/25/27 .....            920        914,598
Residential Funding Mortgage Securities I
   Series 1997-HS2 Cl. A 6.03%, 9/20/22(a) .....            341        339,276
Saxon Asset Securities Trust
   Series 1998-2 Cl. AV1 6.04%, 2/25/28(a) .....            346        344,703
SLM Student Loan Trust
   Series 2000-1 Cl. A11 6.17%, 10/27/08 .......          1,500      1,500,000
                                                                  ------------

Total Asset Backed Securities
   (cost $9,469,574) ...........................                     9,449,688
                                                                  ------------

U.S. Government Obligation-1.5%
U.S. Treasury Note
   6.38%, 1/31/02
   (cost $497,556) .............................            500        498,280
                                                                  ------------

Repurchase Agreement-0.3%
State Street Bank and Trust Co. ................
   5.72%, dated 2/29/00, $111,018 due 3/1/00,
   collateralized by $115,000, FNMA
   6.00%, 9/24/01
   (cost $111,000) .............................            111        111,000
                                                                  ------------

Total Investments-120.7%
   (cost $40,256,100) ..........................                    39,934,397
Other assets less liabilities-(20.7%) ..........                    (6,842,876)
                                                                  ------------

Net Assets-100% ................................                  $ 33,091,521
                                                                  ------------

(a) Adjustable rate mortgages; stated interest rate in effect at February 29, 2000.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2000, these securities amounted to $1,966,995 or 5.9% of net assets.

(c) Securities, or a portion thereof, with an aggregate market value of $3,569,585 have been segregated to collateralize reverse repurchase agreement. See notes to financial statements.


--------------------------------------------------------------------------------
10 o ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND

                                               STATEMENT OF ASSETS & LIABILITIES

STATEMENT OF ASSETS & LIABILITIES
February 29, 2000 (unaudited)

Assets
Investments in securities, at value (cost $40,145,100) ..   $ 39,823,397
Repurchase agreement (cost $111,000) ....................        111,000
Cash ....................................................            474
Receivable for shares of beneficial interest sold .......        673,998
Interest receivable .....................................        337,784
Initial margin deposit on futures contracts .............         60,750
Receivable for investment securities sold ...............         14,977
Variation margin receivable on futures contracts ........          3,797
                                                            ------------
Total assets ............................................     41,026,177
                                                            ------------
Liabilities
Payable for investment securities purchased .............      4,678,290
Reverse repurchase agreement ............................      2,831,755
Payable for shares of beneficial interest redeemed ......        311,293
Dividends payable .......................................         34,426
Distribution fee payable ................................         22,455
Management fee payable ..................................          2,019
Accrued expenses ........................................         54,418
                                                            ------------
Total liabilities .......................................      7,934,656
                                                            ------------
Net Assets ..............................................   $ 33,091,521
                                                            ============
Composition of Net Assets
Shares of beneficial interest, at par ...................   $         36
Additional paid-in capital ..............................     34,776,475
Distributions in excess of net investment income ........        (96,227)
Accumulated net realized loss on investments,
   futures and options transactions .....................     (1,255,253)
Net unrealized depreciation of investments,
   futures transactions, and other liabilities ..........       (333,510)
                                                            ------------
                                                            $ 33,091,521
                                                            ============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($9,545,553 / 1,035,224 shares of beneficial interest
   issued and outstanding) ..............................   $       9.22
Sales charge-4.25% of public offering price .............            .41
                                                            ------------
Maximum offering price ..................................   $       9.63
                                                            ============
Class B Shares
Net asset value and offering price per share
   ($17,960,953 / 1,917,648 shares of beneficial interest
   issued and outstanding) ..............................   $       9.37
                                                            ============
Class C Shares
Net asset value and offering price per share
   ($5,585,015 / 597,523 shares of beneficial interest
   issued and outstanding) ..............................   $       9.35
                                                            ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                   ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND o 11

                                                         STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Six Months Ended February 29, 2000 (unaudited)

Investment Income
Interest ................................                 $ 1,310,018
Expenses
Advisory fee ............................   $   107,595
Distribution fee - Class A ..............        14,997
Distribution fee - Class B ..............       105,013
Distribution fee - Class C ..............        40,622
Custodian ...............................        44,157
Transfer agency .........................        40,361
Audit and legal .........................        32,295
Registration ............................        15,178
Printing ................................        10,025
Trustees' fees ..........................         5,375
Miscellaneous ...........................         2,605
                                            -----------
Total expenses ..........................       418,223
Less: expenses waived by Adviser
   (see Note B) .........................       (42,365)
                                            -----------
Net expenses ............................       375,858
Interest expense ........................        26,545
                                            -----------
Total expenses including interest expense                     402,403
                                                          -----------
Net investment income ...................                     907,615
                                                          -----------
Realized and Unrealized Gain (Loss)
on Investments
Net realized loss on investment
   transactions .........................                    (236,777)
Net realized gain on futures transactions                      94,586
Net realized gain on options transactions                       2,968
Net change in unrealized
   appreciation/depreciation of:
     Investments ........................                      49,175
     Futures transactions ...............                     (33,079)
     Other liabilities ..................                       1,591
                                                          -----------
Net loss on investments .................                    (121,536)
                                                          -----------
Net Increase in Net Assets
   from Operations ......................                 $   786,079
                                                          ===========

See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND

                                              STATEMENT OF CHANGES IN NET ASSETS

STATEMENT OF CHANGES
IN NET ASSETS


                                              Six Months Ended     Year Ended
                                              February 29, 2000    August 31,
                                                (unaudited)           1999
                                                -------------    ------------

Increase (Decrease) in Net Assets
from Operations
Net investment income ........................   $    907,615    $  1,374,073
Net realized loss on investments, futures
   and options transactions ..................       (139,223)       (365,395)
Net change in unrealized
   appreciation/depreciation of investments,
   futures transactions, and other liabilities         17,687        (320,750)
                                                 ------------    ------------
Net increase in net assets from operations ...        786,079         687,928
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A ...................................       (266,441)       (380,166)
   Class B ...................................       (481,293)       (687,009)
   Class C ...................................       (187,500)       (306,898)
Tax return of capital
   Class A ...................................             -0-        (16,138)
   Class B ...................................             -0-        (29,164)
   Class C ...................................             -0-        (13,028)
Transactions in Shares of
Beneficial Interest
Net increase (decrease) ......................     (4,079,631)     16,628,915
                                                 ------------    ------------
Total increase (decrease) ....................     (4,228,786)     15,884,440
Net Assets
Beginning of year ............................     37,320,307      21,435,867
                                                 ------------    ------------
End of period ................................   $ 33,091,521    $ 37,320,307
                                                 ============    ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                   ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND o 13

NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
February 29, 2000 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Short-Term U.S. Government Fund (the "Fund"), a series of The Alliance Portfolios (the "Trust"), organized as a Massachusetts Business Trust on March 29, 1987, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities ex change are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the mean of the bid and asked prices on that day's closing. Securities traded on the over-the-counter market are valued at the mean of the current bid and asked prices reported by NASDAQ, the National Quotation Bureau or other comparable sources deemed appropriate to reflect the fair market value thereof. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Mortgage backed and asset backed securities may be valued at prices obtained from a bond pricing service or at a price obtained from one or more of the major broker/dealers in such securities. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted bid price on a security.


--------------------------------------------------------------------------------
14 o ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND

                                                   NOTES TO FINANCIAL STATEMENTS

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discount as an adjustment to interest income. In vestment gains and losses are determined on the identified cost basis.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution fees and, in the case of Class B shares, higher transfer agent fees than Class A shares. Expenses of the Trust are charged to each Fund in proportion to settled shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

6. Repurchase Agreement

The Fund's custodian takes possession of collateral pledged for investments in repurchase agreements, the market value of which is required to be at least equal to the resale amount at the time of purchase. The value of the collateral is marked-to-market on a daily basis and additional collateral is requested from the counterparty, as necessary, to ensure that its value is at least equal at all times to the total amount of the repurchase obligation, including interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with the respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .55 of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.40%, 2.10% and 2.10% of the daily average net assets for the Class A, Class B and Class C shares, respectively. For the six


--------------------------------------------------------------------------------
                                   ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND o 15

NOTES TO FINANCIAL STATEMENTS

months ended February 29, 2000, such waiver amounted to $42,365.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $22,580 for the six months ended February 29, 2000.

For the six months ended February 29, 2000, the Fund's expenses were reduced by $999 under an expense offset arrangement with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received $62,936, and $9,244 in contingent deferred sales charges imposed upon redemptions by share holders of Class B and Class C shares, respectively, for the six months ended February 29, 2000.

Accrued expenses includes $16,033 owed to a Trustee under the Trust's deferred compensation plan.

NOTE C

Distribution Plans

The Trust has adopted a plan of distribution for each class of shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The Trustees currently limit payments under the Class A plan to .30 of 1% of the Fund's aggregate average daily net assets attributable to Class A shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Fund is not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of the Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class.

The Plans also provide that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment


--------------------------------------------------------------------------------
16 o ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND

                                                   NOTES TO FINANCIAL STATEMENTS

securities (excluding short-term in vestments and U.S. government securities) aggregated $6,323,208 and $1,000,313, respectively, for the six months ended February 29, 2000. There were purchases of $40,520,779 and sales of $39,088,552 of U.S. government and government agency obligations for the six months ended February 29, 2000.

At February 29, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $36,519 and gross unrealized depreciation of investments was $358,222 resulting in net unrealized depreciation of $321,703.

At August 31, 1999, the Fund had net capital loss carryforward of $741,247 of which $44,111 expires in the fiscal year ending 2001, $36,136 expires in the fiscal year ending 2002, $522,417 expires in the fiscal year ending 2003, $14,141 expires in the fiscal year ending 2004, $14,331 expires in the fiscal year ending 2006 and $110,111 expires in the fiscal year ending 2007. To the extent that this loss carryforward is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders to the extent provided by the regulations.

Capital losses incurred after October 31, within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. The Fund incurred and elected to defer post October losses of $345,589 for the year ended August 31, 1999.

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At February 29, 2000, the Fund had outstanding futures contracts, as follows:

                                                                Value at     Unrealized
                   Number of            Expiration  Original   February 29,  Appreciation/
   Type            Contracts   Position   Month      Value        2000       Depreciation
---------          ----------  -------- ----------  --------- -------------  ------------
U.S. Treasury
Note 2 Yr Future      30        Short   March 2000  $5,924,619  $5,933,906    $(9,287)

U.S. Treasury
Note 5 Yr Future      61        Short   March 2000  $5,954,808  $5,949,406      5,402


--------------------------------------------------------------------------------
                                   ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND o 17

NOTES TO FINANCIAL STATEMENTS

2. Options Transactions

For hedging and investment purposes, the Portfolio purchases and writes (sells) put and call options on debt securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premiuim received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Portfolio. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Portfolio at a disadvantageous price.

Transactions in options written for the six months ended February 29, 2000 were as follows:

                                                      Number of
                                                      Contracts       Premiums
                                                     ------------   ------------

Options outstanding at beginning of year.........         -0-         $     -0-
Options written..................................         20             5,469
Options terminated in closing purchase transactions      (20)           (5,469)
                                                         ---          --------
Options outstanding at February 29, 2000.........         -0-         $     -0-
                                                         ===          ========


--------------------------------------------------------------------------------
18 o ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND

                                                   NOTES TO FINANCIAL STATEMENTS

NOTE E

Shares of Beneficial Interest

There are an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into three classes, designated Class A, Class B and Class C shares. Transactions in shares of beneficial interest were as follows:

                -------------------------------  ------------------------------
                            SHARES                       AMOUNT
                -------------------------------  ------------------------------
                Six Months Ended                 Six Months Ended
                    February 29,     Year Ended       February 29,   Year Ended
                            2000     August 31,              2000,   August 31,
                     (unaudited)           1999        (unaudited)         1999
                ---------------------------------------------------------------

Class A
Shares sold            4,080,225       3,659,787    $ 37,722,915   $ 34,303,722
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           21,895          32,432         202,503        304,354
-------------------------------------------------------------------------------
Shares converted
  from Class B             9,251          33,384          85,454        313,617
-------------------------------------------------------------------------------
Shares redeemed       (4,089,429)     (3,296,064)    (37,801,086)   (30,889,860)
-------------------------------------------------------------------------------
Net increase              21,942         429,539    $    209,786   $  4,031,833
===============================================================================

Class B
Shares sold            2,431,315       3,739,933    $ 22,827,933   $ 35,665,911
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           34,298          56,923         322,109        542,390
-------------------------------------------------------------------------------
Shares converted
  to Class A              (9,110)        (32,876)        (85,454)      (313,617)
-------------------------------------------------------------------------------
Shares redeemed       (2,726,732)     (2,701,167)    (25,592,585)   (25,765,478)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (270,229)      1,062,813    $ (2,527,997)  $ 10,129,206
===============================================================================

Class C
Shares sold            1,187,493       1,506,231    $ 11,138,145   $ 14,351,027
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           13,287          26,480         124,574        252,113
-------------------------------------------------------------------------------
Shares redeemed       (1,389,404)     (1,274,620)    (13,024,139)   (12,135,264)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (188,624)        258,091    $ (1,761,420)  $  2,467,876
===============================================================================


--------------------------------------------------------------------------------
                                   ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND o 19

NOTES TO FINANCIAL STATEMENTS

NOTE F

Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents or liquid high-grade debt securities having a value at least equal to the repurchase price.

As of February 29, 2000, the Fund had entered into the following reverse repurchase agreements:

 Date Entered        Amount         Broker         Interest Rate     Maturity
--------------   -------------  --------------    ---------------  ------------
February 24, 2000  $2,829,000   Paine Webber, Inc.     5.84%       March 2, 2000

For the six months ended February 29, 2000, the maximum amount of reverse repurchase agreements was $5,474,500, the average amount outstanding was approximately $920,696, and the daily weighted average interest rate was 5.703%.

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended February 29, 2000.


--------------------------------------------------------------------------------
20 o ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND

                                                            FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Selected Data For A Share of Beneficial Interest Outstanding Throughout Each Period

                                  -------------------------------------------------------------------------------------------
                                                                            CLASS A
                                  -------------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                  February 29,                                    Year Ended August 31,
                                          2000           --------------------------------------------------------------------
                                   (unaudited)           1999            1998             1997            1996           1995
                                  -------------------------------------------------------------------------------------------

Net asset value,
  beginning of year ............   $    9.26        $    9.48       $    9.63        $    9.66       $    9.70     $    9.67
                                  -------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) .......         .24(b)           .49(b)          .49(b)           .47(b)          .47           .42
Net realized and unrealized
  gain (loss) on investment
  transactions .................        (.03)            (.19)           (.11)             .03            (.02)          .05
                                  -------------------------------------------------------------------------------------------
Net increase in net asset
  value from operations ........         .21              .30             .38              .50             .45           .47
                                  -------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............        (.25)            (.50)           (.50)            (.46)           (.49)         (.41)
Dividends in excess of net
  investment income ............          -0-              -0-             -0-              -0-             -0-         (.03)
Tax return of capital ..........          -0-            (.02)           (.03)            (.07)             -0-           -0-
                                  -------------------------------------------------------------------------------------------
Total dividends and
  distributions ................        (.25)            (.52)           (.53)            (.53)           (.49)         (.44)
                                  -------------------------------------------------------------------------------------------
Net asset value,
  end of period ................   $    9.22        $    9.26       $    9.48        $    9.63       $    9.66     $    9.70
                                  ===========================================================================================
Total Return
Total investment return
  based on net asset value(c) ..        2.30%            3.18%           4.04%            5.29%           4.71%         5.14%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) ..............   $   9,546        $   9,379       $   5,535        $   3,901       $   3,455     $   2,997
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements .............        1.40%(d)         1.40%           1.41%(e)         1.40%           1.40%         1.40%
  Interest expense on reverse
    repurchase agreements ......         .13%(d)          .15%            .42%             .01%            .13%           -0-
  Expenses, before waivers/
    reimbursements .............        1.73%(d)         2.00%           2.81%            2.42%           3.04%         3.71%
  Net investment income ........        5.11%(d)         5.27%           5.00%            4.90%           4.85%         4.56%
Portfolio turnover rate ........         103%             209%            206%              65%            110%           15%

See footnotes on page 23.


--------------------------------------------------------------------------------
                                   ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND o 21

FINANCIAL HIGHLIGHTS

Selected Data For A Share of Beneficial Interest Outstanding Throughout Each Period

                                  -----------------------------------------------------------------------------------------------
                                                                           CLASS B
                                  -----------------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                  February 29,                                    Year Ended August 31,
                                          2000           -----------------------------------------------------------------------
                                   (unaudited)             1999             1998              1997            1996           1995
                                  -----------------------------------------------------------------------------------------------
Net asset value,
  beginning of year ............   $     9.40        $     9.62       $     9.74        $     9.77      $     9.81    $     9.78
                                  -----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) .......          .21(b)            .43(b)           .42(b)            .41(b)          .41           .36
Net realized and unrealized
  gain (loss) on investment
  transactions .................         (.03)             (.21)            (.08)              .02            (.03)          .04
                                  -----------------------------------------------------------------------------------------------
Net increase in net asset
  value from operations ........          .18               .22              .34               .43             .38           .40
                                  -----------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............         (.21)             (.42)            (.43)             (.39)           (.42)         (.34)
Dividends in excess of net
  investment income ............           -0-               -0-              -0-               -0-             -0-         (.03)
Tax return of capital ..........           -0-             (.02)            (.03)             (.07)             -0-           -0-
                                  -----------------------------------------------------------------------------------------------
Total dividends and
  distributions ................         (.21)             (.44)            (.46)             (.46)           (.42)         (.37)
                                  -----------------------------------------------------------------------------------------------
Net asset value,
  end of period ................   $     9.37        $     9.40       $     9.62        $     9.74      $     9.77    $     9.81
                                  ===============================================================================================
Total Return
Total investment return
  based on net asset value(c) ..         1.97%             2.35%            3.52%             4.45%           3.89%         4.32%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) ..............   $   17,961        $   20,565       $   10,827        $    6,458      $    6,781    $    6,380
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements .............         2.10%(d)          2.10%            2.11%(e)          2.10%           2.10%         2.10%
  Interest expense on reverse
    repurchase agreements ......          .14%(d)           .15%             .45%              .01%            .13%           -0-
  Expenses, before waivers/
    reimbursements .............         2.47%(d)          2.73%            3.63%             3.10%           3.74%         4.33%
  Net investment income ........         4.48%(d)          4.47%            4.49%             4.13%           4.11%         3.82%
Portfolio turnover rate ........          103%              209%             206%               65%            110%           15%

See footnotes on page 23.


--------------------------------------------------------------------------------
22 o ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND

                                                            FINANCIAL HIGHLIGHTS

Selected Data For A Share of Beneficial Interest Outstanding Throughout Each Period

                                  -------------------------------------------------------------------------------------------
                                                                            CLASS C
                                  -------------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                  February 29,                                    Year Ended August 31,
                                          2000           --------------------------------------------------------------------
                                   (unaudited)           1999            1998             1997            1996           1995
                                  -------------------------------------------------------------------------------------------
Net asset value,
  beginning of year .............   $    9.38        $    9.61       $    9.73        $    9.76       $    9.80     $    9.77
                                  -------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ........         .22(b)           .43(b)          .42(b)           .41(b)          .40           .34
Net realized and unrealized
  gain (loss) on investment
  transactions ..................        (.04)            (.22)           (.08)             .02            (.02)          .06
                                  -------------------------------------------------------------------------------------------
Net increase in net asset
  value from operations .........         .18              .21             .34              .43             .38           .40
                                  -------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............        (.21)            (.42)           (.43)            (.39)           (.42)         (.34)
Dividends in excess of net
  investment income .............          -0-              -0-             -0-              -0-             -0-         (.03)
Tax return of capital ...........          -0-            (.02)           (.03)            (.07)             -0-           -0-
                                  -------------------------------------------------------------------------------------------
Total dividends and distributions        (.21)            (.44)           (.46)            (.46)           (.42)         (.37)
                                  -------------------------------------------------------------------------------------------
Net asset value, end of period ..   $    9.35        $    9.38       $    9.61        $    9.73       $    9.76     $    9.80
                                  ===========================================================================================
Total Return
Total investment return
  based on net asset value(c) ...        1.98%            2.24%           3.53%            4.45%           3.90%         4.33%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............   $   5,585        $   7,377       $   5,074        $   5,012       $   4,850     $   5,180
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements ..............        2.10%(d)         2.10%           2.11%(e)         2.10%           2.10%         2.10%
  Interest expense on reverse
    repurchase agreements .......         .13%(d)          .16%            .45%             .01%            .12%           -0-
  Expenses, before waivers/
    reimbursements ..............        2.44%(d)         2.71%           3.58%            3.09%           3.72%         4.23%
  Net investment income .........        4.49%(d)         4.43%           4.48%            4.15%           4.11%         3.80%
Portfolio turnover rate .........         103%             209%            206%              65%            110%           15%

(a)   Net of fees waived and expenses reimbursed by Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e) Ratio reflects expenses grossed up for expense offset arrangement with the transfer agent. For the year ended August 31, 1998, the ratio of expenses net of waivers and reimbursements would have been 1.40%, 2.10%, and 2.10% for Class A, Class B and Class C shares, respectively.


--------------------------------------------------------------------------------
                                   ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND o 23

GLOSSARY OF INVESTMENT TERMS

GLOSSARY OF INVESTMENT TERMS

agency securities

Securities issued by U.S. government-related agencies, such as Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association, that are exempt from state and local taxes. also called U.S. Government Agency Securities.

Brady bonds

U.S.-dollar-denominated bonds that are issued by emerging markets, particularly markets in Latin America, and collateralized by U.S. Treasury zero-coupon bonds.

Federal Reserve Board

The seven-member board that oversees Federal Reserve Banks, establishes monetary policy and monitors the country's economic state.

monetary policy

The regulation of the money supply and interest rates by a central bank with the purpose of controlling inflation and stabilizing currency.

spread

The price above a benchmark fixed-income yield that an issuer pays to borrow money.

Treasuries

Negotiable U.S. government debt obli gations, backed by the full faith and credit of the U.S. government. Trea suries are issued either as bills, notes or bonds depending on the maturity. Treasuries are exempt from state and local taxes.

U.S. government agency securities

Securities issued by U.S. government-related agencies, such as Government National Mortgage Association, Fe deral Home Loan Mortgage Corpo ration, and Federal National Mortgage Association that are exempt from state and local taxes. also called agency securities.


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24 o ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND

                                                                ALLIANCE CAPTIAL

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with over $368 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 31 of the FORTUNE 100 companies and public retirement funds in 31 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management ex perience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 277 investment professionals in 21 investment offices worldwide. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 12/31/99.


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                                   ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND o 25

ALLIANCE CAPITAL AT YOUR SERVICE

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services to meet their needs.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Premier Portfolio and Alliance Select Investor Series Technology Portfolio, which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge. This can be a good way to diversify your assets.

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other matters that could affect your mutual fund investment.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, literature and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, make additional investments, request more information, exchange between Alliance funds and view fund performance, press releases and articles.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


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26 o ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND

                                                               BOARD OF TRUSTEES

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Brenton W. Harries(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Bruce W. Calvert, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Wayne D. Lyski, Senior Vice President
Jeffrey S. Phlegar, Vice President
Edmund P. Bergan, Jr., Clerk
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller & Chief Accounting Officer

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110-2624

Transfer Agent

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

Independent Auditors

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

(1) Member of the Audit Committee.


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                                   ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND o 27

ALLIANCE CAPITAL FAMILY OF FUNDS

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Balanced Shares
Conservative Investors Fund
Disciplined Value Fund
Growth & Income Fund
Growth Fund
Growth Investors Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Real Estate Investment Fund
Technology Fund
The Alliance Fund
Utility Income Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Premier Portfolio
Technology Portfolio

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Limited Maturity Government Fund
Mortgage Securities Income Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


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28 o ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND

NOTES


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                                   ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND o 29

                                                        ---------------
Alliance Short-Term U.S. Government Fund                   BULK RATE
1345 Avenue of the Americas                              U.S. POSTAGE
New York, NY 10105                                           PAID
(800) 221-5672                                           New York, NY
                                                        Permit No. 7131
                                                        ---------------

AllianceCapital[LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

STMUSGSR0200